Equity-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2012	Feb. 18, 2011	Dec. 31, 2012 Restricted Phantom Units [Member]	Dec. 31, 2011 Restricted Phantom Units [Member]	Dec. 31, 2010 Restricted Phantom Units [Member]	Dec. 31, 2013 Restricted Phantom Units [Member] Subsequent Event [Member] Expected To Vest 2013 [Member]	Dec. 31, 2014 Restricted Phantom Units [Member] Subsequent Event [Member] Expected To Vest 2014 [Member]	Dec. 31, 2012 Restricted Phantom Units [Member] Maximum [Member]	Dec. 31, 2012 Performance Units [Member]	Dec. 31, 2011 Performance Units [Member]	Dec. 31, 2010 Performance Units [Member]	Dec. 31, 2013 Performance Units [Member] Subsequent Event [Member] Expected To Vest 2013 [Member]	Dec. 31, 2014 Performance Units [Member] Subsequent Event [Member] Expected To Vest 2014 [Member]	Dec. 31, 2012 Performance Units [Member] Maximum [Member]	Dec. 31, 2012 Performance Units [Member] Maximum [Member] Subsequent Event [Member]	Dec. 31, 2012 Phantom Units [Member]	Dec. 31, 2011 Phantom Units [Member]	Dec. 31, 2010 Phantom Units [Member]	Dec. 31, 2012 Phantom Units [Member] Maximum [Member]	Dec. 31, 2011 Phantom Units [Member] Maximum [Member]	Dec. 31, 2010 Phantom Units [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum limited partner units that may be issued pursuant to awards under the 2005 LTIP	850,000
Reclassification of share-based compensation liability to additional paid-in capital		$ 2
Number of Performance Units to be vested over three years.															200.00%
Expected to vest			3,170			1,560	1,610		10,010			3,633	6,377
Unrecognized compensation expense								1						1
Weighted average period for the recognition of the unrecognized compensation costs, in years			2 years						2 years
Granted, Units			11,740	10,580	16,630				11,740	10,580	16,630					4,000	4,000	5,200
Fair value of units vested			$ 1	$ 3	$ 1				$ 1	$ 5									$ 1	$ 1	$ 1
Estimated Forfeiture Rate			30.00%	20.00%					10.00%	10.00%